Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	Dreyfus Intermediate Municipal Bond Fund, Inc.
Central Index Key	0000718935
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Prospectus:
Trading Symbol	DITEX